DFA REAL ESTATE SECURITIES PORTFOLIO
DFA Real Estate Securities Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the DFA Real Estate Securities Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (USD $)	DFA REAL ESTATE SECURITIES PORTFOLIO Institutional class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		DFA REAL ESTATE SECURITIES PORTFOLIO Institutional class
Management Fee	[1]	0.21%
Other Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[1]	0.23%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[1][2]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	[1]	0.22%
[1]	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2012, as a result of a decrease in the management fee payable by the Portfolio from 0.30% to 0.17% effective February 28, 2012. "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)" has been adjusted to reflect the imposition of a Fee Waiver and Expense Assumption Agreement for the Portfolio with the Advisor.
[2]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2013, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example

This Example is meant to help you compare the cost of investing in the DFA Real Estate Securities Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
DFA REAL ESTATE SECURITIES PORTFOLIO Institutional class	23	73	129	292

Portfolio Turnover

The DFA Real Estate Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA Real Estate Securities Portfolio's performance. During the most recent fiscal year, the DFA Real Estate Securities Portfolio's portfolio turnover rate was 3% of the average value of its investment portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Dimensional Fund Advisors LP (the "Advisor") believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA Real Estate Securities Portfolio, using a free float-adjusted market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines to be appropriate, given market conditions.

The DFA Real Estate Securities Portfolio will purchase shares of real estate investment trusts ("REITs").

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA Real Estate Securities Portfolio's net assets will be invested in securities of companies in the real estate industry. The DFA Real Estate Securities Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the development, ownership, construction, management, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. REIT and REIT-like entities are types of real estate companies that pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. The DFA Real Estate Securities Portfolio will make equity investments only in securities traded in the U.S. securities markets, principally on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC or such other securities exchanges deemed appropriate by the Advisor and over-the-counter market.

The DFA Real Estate Securities Portfolio is authorized to use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The DFA Real Estate Securities Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA Real Estate Securities Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio is concentrated in the real estate industry. The exclusive focus by DFA Real Estate Securities Portfolio on the real estate industry will cause the Portfolio to be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of DFA Real Estate Securities Portfolio may be materially different from the broad equity market.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA Real Estate Securities Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA Real Estate Securities Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA Real Estate Securities Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

PERFORMANCE

The bar chart and table immediately following illustrate the variability of the DFA Real Estate Securities Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA Real Estate Securities Portfolio's performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA Real Estate Securities Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the DFA Real Estate Securities Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DFA Real Estate Securities Portfolio Institutional Class Shares Total Returns (%)

January 2002-December 2011
Highest Quarter	Lowest Quarter
33.83 (7/09-9/09)	-38.39 (10/08-12/08)

Periods ending December 31, 2011 Annualized Returns (%)
Average Annual Total Returns - DFA REAL ESTATE SECURITIES PORTFOLIO		One Year	Five Years	Ten Years
Institutional class		8.95%	(1.75%)	10.08%
Institutional class Return After Taxes on Distributions		8.30%	(3.04%)	8.55%
Institutional class Return After Taxes on Distributions and Sale of Portfolio Shares		5.80%	(2.17%)	8.08%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	[1]	2.11%	(0.25%)	2.92%
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses, or taxes)		9.37%	(2.04%)	10.12%
[1]	Copyright© 2010 Standard & Poor's Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.